Columbia Government Money Market Fund | Class A, B, C, R, and R5 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Government Money Market Fund (the Fund) seeks to preserve capital and to maximize liquidity and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares	Class A	Class B	Class C	Class R	Class R5
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares		Class A	Class B	Class C	Class R	Class R5
Management fees	[1]	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	0.50%	none
Other expenses	[1]	0.32%	0.32%	0.32%	0.32%	0.24%
Total annual fund operating expenses	[1]	0.90%	1.65%	1.65%	1.15%	0.57%
Less: Fee waiver/expense reimbursement	[1][2]	(0.24%)	(0.34%)	(0.34%)	(0.34%)	(0.06%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	0.66%	1.31%	1.31%	0.81%	0.51%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.66% for Class A, 1.31% for Class B, 1.31% for Class C, 0.81% for Class R and 0.51% for Class R5.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	67	263	476	1,090
Class B	Class B (if shares are redeemed)	633	787	1,066	1,730
Class C	Class C (if shares are redeemed)	233	487	866	1,931
Class R	Class R (whether or not shares are redeemed)	83	332	601	1,372
Class R5	Class R5 (whether or not shares are redeemed)	52	177	313	711

Expense Example, No Redemption Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	133	487	866	1,730
Class C	Class C (if shares are not redeemed)	133	487	866	1,931

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund will normally invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-quality, short-term money market securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in repurchase agreements. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund will only purchase U.S. Government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (Moody’s) or Standard & Poor’s Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Currently, the Fund invests only in U.S. Government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 3% of its assets in securities rated in the second rating category by two rating organizations.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other money market funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Interest Rate Risk. A rise in the overall level of interest rates may result in the decline in the prices of fixed-income securities held by the Fund. Falling interest rates may result in a decline in the Fund’s income and yield. The Fund’s yield will vary and there is no guarantee of positive net yield.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. In addition, the Securities and Exchange Commission (SEC) has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Fund. The SEC or the Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Repurchase Agreements. Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund by showing the variability of Fund performance during the periods shown. The inception date of the Fund’s Class R shares is April 30, 2003. The returns shown for this class of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such class, where applicable) for periods prior to its inception date. Except for differences in expenses (where applicable), this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

CLASS A ANNUAL TOTAL RETURNS

(calendar year)
During the periods shown: • Highest return for a calendar quarter was 1.07% (quarter ended December 31, 2006). • Lowest return for a calendar quarter was 0.00% (quarter ended March 31, 2010).
Average Annual Total Returns (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Government Money Market Fund Class A, B, C, R, and R5 Shares	1 year	5 years	10 years
Class A	0.01%	1.04%	1.27%
Class B	(4.99%)	0.28%	0.75%
Class C	(0.99%)	0.67%	0.75%
Class R	0.01%	0.95%	1.14%
Class R5	0.01%	1.15%	1.45%

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of Columbia Government Money Market Fund, Inc., a Maryland corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.